LONG TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
LONG TERM DEBT
Long-term debt, related parties
For Dr. Faupel:

Salary	$134
Bonus	20
Vacation	95
Interest on compensation	67
Loans to Company	196
Interest on loans	149
Total outstanding prior to exchange	661

Amount forgiven in prior years	(454)
Amount exchanged for Series F-2 Preferred Stock	(85)
Total interest accrued through December 31, 2021	39
Balance outstanding at December 31, 2021	$161

Interest accrued through March 31, 2022	2
Balance outstanding at March 31, 2022	$163

For Dr.Cartwright

Salary	$337
Bonus	675
Loans to Company	528
Interest on loans	81
Total outstanding prior to exchange	1,621

Amount forgiven in prior years	(1,302)
Amount exchanged for Series F-2 Preferred Stock	(100)
Total interest accrued through December 31, 2021	62
Balance outstanding at December 31, 2021	$281

Interest accrued through March 31, 2022	4
Balance outstanding at March 31, 2022	$285

For Dr. Faupel:

Salary	$134
Bonus	20
Vacation	95
Interest on compensation	67
Loans to Company	196
Interest on loans	149
Total outstanding prior to exchange	661

Amount forgiven	(454)
Total Interest accrued through December 31, 2020	29
Balance outstanding at December 31, 2020	$236

Exchange for Series F-2 Preferred Stock	(85)
Interest and salaries accrued through December 31, 2021	10
Balance outstanding at December 31, 2021	$161

For Dr.Cartwright

Salary	$337
Bonus	675
Loans to Company	528
Interest on loans	81
Total outstanding prior to exchange	1,621

Amount forgiven	(1,302)
Total Interest accrued through December 31, 2020	45
Balance outstanding at December 31, 2020	$364

Exchange for Series F-2 Preferred Stock	(100)
Interest and salaries accrued through December 31, 2021	17
Balance outstanding at December 31, 2021	$281

Long-term debt, related parties debt obligations
Year	Amount
2022	$27
2023	485
2024	39
2025	41
2026	3
Thereafter	-
Total	$595

Year	Amount
2022	$30
2023	479
2024	39
2025	41
2026	3
Thereafter	-
Total	$592

Bond payable discount and unamortized debt issuance costs
	March 31, 2022	December 31, 2021
10% Senior Unsecured Convertible Debentures	$1,130	$1,130
Debt Issuance costs to be amortized	(62)	(69)
Debt Discount	(216)	(241)
Long-term convertible debt	$852	$820